Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Federal grants	$ 435,380	$ 279,351	$ 1,715,488	$ 1,089,920	$ 2,523,383	$ 3,531,199
Operating expenses:
Research and development	1,914,970	4,756,096	5,354,713	13,393,948	19,835,875	4,690,082
General and administrative	1,227,724	1,686,580	3,923,277	5,717,281	6,909,603	18,711,548
Total operating expenses	3,142,694	6,442,676	9,277,990	19,111,229	26,745,478	23,401,630
Loss from operations	(2,707,314)	(6,163,325)	(7,562,502)	(18,021,309)	(24,222,095)	(19,870,431)
Other income (expense):
Change in fair value of derivative liabilities						673,314
Loss on issuance of convertible notes		(3,609,944)		(3,609,944)	(3,609,944)
Issuance costs for convertible notes		(1,118,721)		(1,118,721)	(1,137,740)	(1,920,158)
Change in fair value of convertible notes		3,491,513	146,479	6,169,929	5,756,787	(2,993,060)
Issuance of liability classified warrants		(3,737,371)		(3,737,371)	(3,737,371)	(1,865,403)
Change in fair value of liability classified warrants	17,223	2,683,340	279,873	5,626,130	6,730,613	(1,438,186)
Loss on debt conversions		(1,404,877)		(4,000,155)	(3,964,633)	(154,391)
Interest expense, net	(7,649)	(4,859)	(9,146)	(57,662)	(109,525)	(1,295,307)
Other income, net	6,934	8,679	23,382	19,494	86,223	(282,279)
Total other income (expense), net	16,508	(3,692,240)	440,588	(708,300)	14,410	(9,275,470)
Net loss	(2,690,806)	(9,855,565)	(7,121,914)	(18,729,609)	(24,207,685)	(29,145,901)
Net loss attributable to noncontrolling interests	(1,235)	(21,492)	(12,236)	(47,619)	(35,393)	(62,190)
Deemed dividend related to warrants down round provision		63,539	12,038	881,598	913,204	803,140
Net loss attributable to common stockholders	$ (2,689,571)	$ (9,897,612)	$ (7,121,716)	$ (19,563,588)	$ (25,085,496)	$ (29,886,851)
Net loss per basic and diluted share:
Net loss per share attributable to common stockholders, basic	$ (0.87)	$ (61.58)	$ (3.32)	$ (140.90)	$ (139.42)	$ (355.72)
Weighted average common shares outstanding, basic	3,085,873	160,719	2,145,505	138,849	179,925	84,018
Net loss per share attributable to common stockholders, diluted	$ (0.87)	$ (61.58)	$ (3.32)	$ (140.90)
Weighted average common shares outstanding, diluted	3,085,873	160,719	2,145,505	138,849